COMMITMENTS AND CONTINGENCIES - Contractual Obligations and Commercial Commitments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Outstanding letters of credit	$ 12,300
Outstanding purchase commitments, including agreements that are non-cancelable	200
Uncertain Tax Positions
Gross unrecognized tax benefits	3,244	$ 3,244	$ 3,404	$ 15,507
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	541	$ 541	541
Unrecognized tax benefits if recognized, would impact certain deferred tax assets	2,700		$ 2,700
Capital Commitment Amount	$ 100
Capital commitment period	1 year